Deferred Taxes and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue and Credits, Noncurrent [Abstract]
Schedule of deferred taxes and other long-term liabilities
	December 31,
	2018	2017

Provision for warranty	138	199
Deferred tax	133	540
Deferred revenues	89	99

	360	838